UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
10/31/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (2.2%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	Ba1	$2,300,000	$2,480,665

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	3,000,000	3,697,830
zero %, 10/1/46	BBB-	8,800,000	6,895,504

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	3,650,000	4,564,033

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6.25%, 11/1/33	BBB	3,000,000	3,425,220
5.80%, 5/1/34	Baa2	1,750,000	2,002,683

			23,065,935
Arizona (2.7%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	5,575,000	16,664
7.25%, 12/1/19 (escrow)(F)	D/P	500,000	1,495

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5.125%, 10/1/32	A3	2,000,000	2,173,500

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	4,800,000	5,405,616

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.30%, 7/1/42	BB/F	430,000	468,214
(Great Hearts Academies), 6.00%, 7/1/32	BB/F	300,000	326,730
(Choice Academies, Inc.), 5.375%, 9/1/32	BB+	2,000,000	2,109,660
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	4,236,734

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	787,590
5.00%, 7/1/35	BB	1,500,000	1,603,140
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,894,253

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	1,525,000	1,904,801
5.00%, 12/1/37	Baa1	1,430,000	1,719,175
5.00%, 12/1/32	Baa1	1,500,000	1,789,140

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6.00%, 12/1/32	BB-/P	1,350,000	1,454,274

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med.), 5.00%, 8/1/36	Baa1	800,000	899,016

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,652,928

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	516,120

			28,959,050
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6.00%, 3/1/33 (Prerefunded 3/1/18)	BB+/P	2,000,000	2,134,580

			2,134,580
California (10.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	BBB+/F	1,295,000	1,499,999

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5.25%, 2/1/46	A-	6,180,000	6,231,850
5.25%, 2/1/37	A-	1,585,000	1,598,694

CA Muni. Fin. Auth. Rev. Bonds
(Emerson College), 6.00%, 1/1/42	Baa1	3,330,000	3,896,200
(Cmnty. Med. Ctrs.), Ser. A, 5.00%, 2/1/46	A-	2,500,000	2,810,225

CA School Fin. Auth. Rev. Bonds
(2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	1,000,000	1,142,240
(Klare Holdings), Ser. A, 5.00%, 7/1/34	BBB-	2,075,000	2,343,443

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB	800,000	927,816

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	897,294
5.00%, 8/1/32	BB	665,000	704,036

CA State Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	5,000,000	5,563,700

CA State Pub. Wks. Board Rev. Bonds
Ser. A-1, 6.00%, 3/1/35	A1	2,000,000	2,315,060
(States Prisons - LA), Ser. C, 5.75%, 10/1/31	A1	1,000,000	1,213,160
(Judicial Council Projects), Ser. D, 5.00%, 12/1/31	A1	1,000,000	1,164,640
(Capital Projects), Ser. A, 5.00%, 4/1/30	A1	5,000,000	5,810,150

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	500,000	557,450
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42	BB/P	1,750,000	1,955,975
(Irvine, LLC-UCI East Campus), 6.00%, 5/15/40 (Prerefunded 5/15/18)	Aaa	3,000,000	3,236,790
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32	BB/P	1,105,000	1,222,528
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,500,000	1,705,095
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	949,807
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,000,000	1,097,910

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6.25%, 10/1/39	BBB+/F	2,500,000	2,827,025
(Front Porch Cmntys. & Svcs.), Ser. A, 5.125%, 4/1/37	BBB+	3,300,000	3,326,400

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	BBB-	5,145,000	6,119,206

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.30%, 6/1/37	B3	8,000,000	8,068,692
Ser. A-1, 5.125%, 6/1/47	B3	7,390,000	7,119,230

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	775,000	838,597

Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	Baa1	2,000,000	2,606,060

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,250,000	4,506,808
Ser. B, 6.50%, 11/1/39	BBB+	2,000,000	2,773,420

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6.25%, 8/1/30	Aa3	1,500,000	1,845,960
(Election of 2006), Ser. A, 5.50%, 8/1/32	Aa3	1,500,000	1,814,310

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5.00%, 9/2/31	BBB	1,645,000	1,837,432

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,091,080

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB-	750,000	869,843

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	5,247,300

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/40	Aa2	5,000,000	2,134,500

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,001,920

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	1,860,400

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6.50%, 8/1/31 (Prerefunded 8/1/19)	BBB+	500,000	574,400

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5.00%, 9/1/29 (Prerefunded 9/1/21)	BBB+	980,000	1,098,796
5.00%, 9/1/28 (Prerefunded 9/1/21)	BBB+	985,000	1,106,313

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGC, zero %, 8/1/37	AA	2,400,000	1,126,392

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,733,700

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,791,983

			114,163,829
Colorado (3.9%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	850,000	898,697

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	A3	1,000,000	385,160
Ser. A, NATL, zero %, 9/1/28	AA-	5,000,000	3,434,750

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	904,049
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	800,000	958,248
(Christian Living Cmntys.), Ser. A, 5.75%, 1/1/26	BB/P	2,850,000	2,873,085
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	Baa1	650,000	741,572
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	Baa1	200,000	227,340
(Valley View Assn.), 5.25%, 5/15/42	A-	3,025,000	3,080,932
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	799,410
(Valley View Assn.), 5.125%, 5/15/37	A-	1,000,000	1,017,720
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,517,121
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,250,000	1,363,675
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/33	BBB+/F	2,100,000	2,306,010
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	Baa1	5,250,000	5,706,750

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds (Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,231,860

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	12,000,000	6,341,160

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	330,000	348,586

Park Creek Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	350,000	391,675

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,198,690

Pub. Auth. for CO Energy Rev. Bonds (Natural Gas Purchase), 6.50%, 11/15/38	Baa1	2,000,000	2,823,520

			41,550,010
Connecticut (0.1%)

CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,077,180

			1,077,180
Delaware (1.4%)

DE State Econ. Dev. Auth. Rev. Bonds
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	5,000,000	5,390,950
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/46	BB+	1,000,000	1,053,640

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.54%, 10/1/38	VMIG1	8,730,000	8,730,000

			15,174,590
District of Columbia (1.1%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	4,000,000	4,315,000
(Kipp Charter School), 6.00%, 7/1/33	BBB+	1,000,000	1,187,840

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	765,000	776,613

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B
zero %, 10/1/40	Baa1	995,000	371,762
zero %, 10/1/38	Baa1	13,000,000	5,308,160

			11,959,375
Florida (6.9%)

Broward Cnty., Arpt. Syst. Rev. Bonds , Ser. A, 5.00%, 10/1/40	A1	3,000,000	3,410,730

Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	600,000	655,068

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,049,940

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,850,000	4,421,109

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6.00%, 9/1/17	BB-/P	250,000	258,130

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	2,350,000	2,323,939

Lakeland, Hosp. Syst. Rev. Bonds
(Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,075,000	1,206,247
(Lakeland Regl. Hlth. Syst.), 5.00%, 11/15/30	A2	250,000	296,615
(Lakeland Regl. Hlth. Syst.), 5.00%, 11/15/29	A2	3,500,000	4,182,990

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	1,820,000	1,934,933

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	1,000,000	1,044,580

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	1,000,000	1,030,500

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Shell Pt./Alliance Oblig. Group)
5.125%, 11/15/36	BBB	4,925,000	4,932,338
5.00%, 11/15/32	BBB	3,210,000	3,214,655

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Ba1	1,000,000	1,045,000

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/41	A2	4,500,000	4,950,090
Ser. A, 5.00%, 10/1/38	A	1,750,000	1,985,235

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB-	1,845,000	1,995,312

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6.00%, 5/1/35	D/P	1,795,000	1,568,740

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	796,485

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.20%, 5/1/37	B+/P	415,000	415,000

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5.00%, 4/1/24	A-/F	2,000,000	2,276,500

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	6,000,000	7,023,180
(Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	6,000,000	6,976,500

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds
(Village On The Isle), 5.50%, 1/1/27 (Prerefunded 1/1/18)	BBB+/F	1,950,000	2,054,052
(Village of Isle), 5.00%, 1/1/31(FWC)	BBB+/F	935,000	1,066,526
(Village of Isle), 5.00%, 1/1/30(FWC)	BBB+/F	750,000	859,590
(Village of Isle), 5.00%, 1/1/29(FWC)	BBB+/F	1,000,000	1,153,160

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,604,074

Tampa, Hlth. Syst. Rev. Bonds (Baycare), Ser. A, 5.00%, 11/15/46	Aa2	500,000	579,675

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6.00%, 5/1/36	B-/P	1,615,000	1,573,398

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5.00%, 5/1/33	B+/P	945,000	982,677

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	1,160,000	1,349,196

Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	1,480,000	1,533,088

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6.125%, 5/1/39	BBB-/P	785,000	896,337

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	485,000	520,148

			73,165,737
Georgia (2.9%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, 5.00%, 1/1/32	Aa3	1,150,000	1,348,916

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa3	5,000,000	5,770,900

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	2,000,000	2,416,800

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,393,488

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5.00%, 10/1/32	Baa2	1,100,000	1,240,426

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6.625%, 11/15/39 (Prerefunded 11/15/19)	A-/F	1,200,000	1,398,816

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5.50%, 9/15/21	BBB+	1,255,000	1,461,498

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7.00%, 6/15/39	Ba3	3,150,000	3,287,781

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5.25%, 7/1/27	BB+/P	2,375,000	2,416,206

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	4,174,660

Richmond Cnty., Hosp. Auth. Rev. Bonds (U. Hlth. Svcs., Inc.)
5.00%, 1/1/31	A1	925,000	1,108,307
5.00%, 1/1/30	A1	2,500,000	3,007,225

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6.125%, 1/1/34	BB/P	1,400,000	1,406,552

			30,431,575
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	BBB+	1,000,000	1,131,290

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	547,410

			1,678,700
Hawaii (1.0%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44	B/P	1,350,000	1,619,690
(Hawaiian Elec. Co. - Subsidiary), 6.50%, 7/1/39	Baa2	7,000,000	7,814,100
(Kahala Nui), 5.125%, 11/15/32	BBB+/F	1,050,000	1,164,954

			10,598,744
Illinois (7.4%)

Chicago, G.O. Bonds
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,392,968
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,257,732
Ser. A, 5.25%, 1/1/33	BBB+	3,100,000	3,187,265
Ser. C, 5.00%, 1/1/38	BBB+	3,000,000	3,032,760

Chicago, Special Assmt. Bonds (Lake Shore East), 6.75%, 12/1/32	BB/P	5,027,000	5,037,557

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	B+	4,000,000	3,627,560

Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	225,596
5.00%, 1/1/28	BBB-	1,000,000	1,058,490

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A2	5,000,000	5,719,100
Ser. C, 5.00%, 1/1/46	A	1,000,000	1,110,890

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/33	A	1,000,000	1,115,410

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C
5.00%, 1/1/39	A	2,850,000	3,144,690
5.00%, 1/1/34	A	1,950,000	2,167,698

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	650,000	710,762
5.00%, 11/1/39	A	1,075,000	1,203,301
5.00%, 11/1/30	A	1,400,000	1,645,532

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5.625%, 3/1/36	B/P	900,000	902,646

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. A, U.S. Govt. Coll., 7.25%, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,150,000	2,419,266
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,250,000	6,098,243
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,621,223
(Navistar Intl. Recvy. Zone), 6.50%, 10/15/40	Caa1	1,155,000	1,209,216
(Roosevelt U.), 6.50%, 4/1/39	Baa3	2,000,000	2,196,020
(Elmhurst Memorial), Ser. A, 5.625%, 1/1/37	Baa2	2,000,000	2,086,280

IL State G.O. Bonds
5.25%, 2/1/30	Baa2	1,000,000	1,091,680
5.00%, 1/1/41	Baa2	6,000,000	6,236,520
5.00%, 2/1/29(FWC)	Baa2	4,750,000	5,166,575
5.00%, 2/1/28(FWC)	Baa2	500,000	549,605

IL State Fin. Auth. Rev. Bonds
(Provena Hlth. ), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	35,000	41,426
(Provena Hlth. ), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	Baa3	3,465,000	4,101,139
(Presence Hlth. Network ), Ser. C, 5.00%, 2/15/36	Baa3	925,000	1,015,400
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	600,000	640,380

IL State Fin. Auth. Rev. Bonds (Plymouth Place ), 5.25%, 5/15/45	BB+/F	850,000	931,957

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	2,000,000	2,395,640

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	2,150,000	2,528,508

			78,869,035
Indiana (1.2%)

IN State Fin. Auth. Rev. Bonds (OH Valley Elec. Corp.), Ser. A, 5.00%, 6/1/32	Baa3	250,000	264,300

IN State Fin. Auth. VRDN
Ser. A-2, 0.59%, 2/1/37	VMIG1	4,610,000	4,610,000
Ser. A-3, 0.53%, 2/1/37	VMIG1	3,000,000	3,000,000

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (6/1/16) (Republic Svcs., Inc.), Ser. A, 0.85%, 5/1/34	A-2	2,125,000	2,124,979

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,875,000	2,300,569

			12,299,848
Iowa (1.3%)

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,500,000	1,535,355
5.25%, 12/1/25	B	2,250,000	2,344,320

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	10,000,000	9,805,600

			13,685,275
Kansas (0.3%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7.25%, 5/15/39	BB/P	1,500,000	1,626,105
5.375%, 5/15/27	BB/P	500,000	504,085

Wichita, Hlth. Care Fac. Rev. Bonds (KS Masonic Home Oblig. Group), Ser. 2-A, 5.375%, 12/1/46	B/P	1,000,000	1,052,010

			3,182,200
Kentucky (1.2%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(Masonic Home Indpt. Living II), 7.375%, 5/15/46 (Prerefunded 5/15/21)	BB-/P	1,350,000	1,714,001
(Masonic Home Indpt. Living II), 7.25%, 5/15/41 (Prerefunded 5/15/21)	BB-/P	900,000	1,137,717
(Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	2,096,560

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	2,000,000	2,389,060

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,443,932

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38	Baa3	855,000	893,877

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc. ), Ser. A, 5.00%, 10/1/32	A-	2,750,000	3,239,115

			12,914,262
Louisiana (0.5%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	Baa1	525,000	599,708

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39	CCC/P	1,000,000	577,500

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,121,260

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.70%, 11/1/36	A3	2,250,000	2,253,735

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5.25%, 11/15/37	BB/P	765,000	806,471

			5,358,674
Maine (0.4%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba2	3,000,000	3,548,580

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25) (Casella Waste Syst.), 5.125%, 8/1/35	B1	1,000,000	941,040

			4,489,620
Maryland (1.1%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.), 5.00%, 1/1/37(FWC)	A/F	1,585,000	1,803,397

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	1,700,000	1,889,941

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med. Ctr.), 5.00%, 7/1/39	A2	1,500,000	1,721,610

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Edenwald Issue), 5.25%, 1/1/37	BBB/F	2,000,000	2,293,260

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	822,675
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,255,690

			11,786,573
Massachusetts (3.4%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	2,140,000	2,570,889
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	1,816,363	1,890,452
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/31	B-/P	704,147	732,869
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	500,000	578,910
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	Baa3	1,000,000	1,146,790
(Linden Ponds, Inc. Fac.), Ser. A-2, 5.50%, 11/15/46	B-/P	238,451	226,331
(New England Conservatory of Music), U.S. Govt. Coll., 5.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,900,000	2,034,957
(Wheelock College), Ser. C, 5.25%, 10/1/37	BBB	2,000,000	2,057,440
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,170,100
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/41	A1	2,875,000	3,358,201
(CareGroup), Ser. I, 5.00%, 7/1/38	A3	700,000	810,278
(WGBH Edl. Foundation), 5.00%, 1/1/35	A+	1,720,000	2,054,385
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	8,978

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	2,150,000	2,209,018

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	1,400,000	1,586,970
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Baa2	2,125,000	2,355,563
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	Baa1	3,500,000	3,936,695
(Winchester Hosp.), 5.25%, 7/1/38	A	3,050,000	3,376,533
(Fisher College), Ser. A, 5.125%, 4/1/37	BBB	1,400,000	1,418,536
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/32	Baa3	1,000,000	1,022,490

			35,546,385
Michigan (2.3%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6.00%, 11/1/28	BB+	1,360,000	1,401,643

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), 8.375%, 1/15/19 (Escrowed to maturity)	AA+	866,000	938,943

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	700,000	788,970
Ser. A, 5.25%, 7/1/39	Ba1	500,000	520,470

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	1,750,000	1,986,565

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5.50%, 11/15/45	BB+/F	1,000,000	1,094,510
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,750,000	1,962,538
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	1,000,000	1,125,510
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	Baa1	4,600,000	5,192,112
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	A3	1,900,000	2,141,661
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	650,000	704,373

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5.75%, 11/15/39 (Prerefunded 11/15/19)	A	4,400,000	5,014,372

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5.00%, 3/1/33	BBB	1,675,000	1,747,695

			24,619,362
Minnesota (1.1%)

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	401,264

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6.25%, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,550,000	1,685,579
6.25%, 7/1/34 (Prerefunded 7/1/18)	AAA/P	850,000	924,350

Ham Lake, Charter School Lease Rev. Bonds (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	1,032,430

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5.50%, 10/1/41	B/P	1,000,000	1,000,520

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.52%, 11/15/35	VMIG1	1,000,000	1,000,000

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6.125%, 10/1/39 (Prerefunded 10/1/17)	BB/P	1,375,000	1,410,406
6.00%, 10/1/27 (Prerefunded 10/1/17)	BB/P	1,250,000	1,288,900

Northfield, Hosp. Rev. Bonds, 5.375%, 11/1/31	AAA/P	1,500,000	1,500,000

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A
5.00%, 9/1/44	BB+	925,000	965,099
5.00%, 9/1/34	BB+	300,000	317,496

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BBB-	500,000	578,215

			12,104,259
Mississippi (1.5%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E
0.52%, 12/1/30	VMIG1	6,500,000	6,500,000
0.52%, 12/1/30	VMIG1	4,000,000	4,000,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	5,400,000	5,905,440

			16,405,440
Missouri (0.5%)

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Saint Lukes Hlth. Syst., Inc. ), 5.00%, 11/15/35	A1	875,000	1,027,084

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. D, 0.48%, 9/1/30	VMIG1	4,400,000	4,400,000

			5,427,084
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5.25%, 12/1/18	A3	1,500,000	1,621,695
(NE Gas No. 3), 5.00%, 9/1/32	A3	3,000,000	3,366,210

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	1,825,000	2,015,986

			7,003,891
Nevada (0.9%)

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	700,000	763,595

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5.00%, 9/1/25	BBB-/P	725,000	743,611

Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	570,000	601,208
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	425,000	474,360

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds (Summerlin Village 24), 5.00%, 12/1/35	B/P	750,000	782,498

Las Vegas, Redev. Agcy. Tax Allocation Bonds (Tax Increment), 5.00%, 6/15/40	BBB+	1,400,000	1,605,884

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.59%, 6/1/42	VMIG1	4,335,000	4,335,000

			9,306,156
New Hampshire (0.4%)

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4.00%, 4/1/29	B1	650,000	640,855

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	694,625
(Elliot Hosp.), 5.00%, 10/1/38(FWC)	Baa1	500,000	557,735
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,210,000	2,510,892

			4,404,107
New Jersey (6.1%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	3,500,000	3,633,280

NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB+	655,000	673,196
(Cranes Mill), Ser. A, 6.00%, 7/1/38	BBB/F	1,750,000	1,818,180
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB+	300,000	310,575
(MSU Student Hsg.), 5.875%, 6/1/42	Baa3	5,110,000	5,633,928
(Continental Airlines, Inc.), 5.50%, 6/1/33	BB-	2,000,000	2,237,440
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	2,500,000	2,862,625
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB+	2,250,000	2,158,493
(Lions Gate), 5.25%, 1/1/44	BB-/P	500,000	536,945
(Continental Airlines, Inc.), 5.25%, 9/15/29	BB-	4,000,000	4,435,800
(Biomedical Research), Ser. A, 5.00%, 7/15/29	A3	600,000	683,514

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa3	1,000,000	1,067,960
4.75%, 6/15/32	Baa3	170,000	181,191

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5.625%, 11/15/30	BB-	1,000,000	1,146,630

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	6,000,000	6,561,840
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,759,675
(U. Hosp. of NJ), Ser. A, AGM, 5.00%, 7/1/46	AA	500,000	566,780
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	500,000	557,100
(AHS Hosp. Corp.), 4.00%, 7/1/41	AA-	1,500,000	1,579,365

NJ State Trans. Trust Fund Auth. Rev. Bonds (Federal Hwy. Reimbursement Notes)
5.00%, 6/15/30	A+	3,800,000	4,216,024
5.00%, 6/15/28	A+	2,000,000	2,243,100

South Jersey, Port Corp. Rev. Bonds (Marine Term.), Ser. S-1, 5.00%, 1/1/39	A3	1,100,000	1,192,400

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5.00%, 6/1/41	B3	8,000,000	7,484,480
Ser. 1A, 4.75%, 6/1/34	B3	7,700,000	7,380,681
zero %, 6/1/41	A-	12,500,000	3,326,875

			65,248,077
New Mexico (0.3%)

Farmington, Poll. Control Rev. Bonds (Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	3,000,000	3,388,680

			3,388,680
New York (4.7%)

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6.375%, 7/15/43 (Prerefunded 1/15/20)	Baa3	3,000,000	3,498,240

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6.875%, 7/1/40 (Prerefunded 7/1/18)	AAA/P	715,000	785,270

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds (Garvies Point Pub. Impt.), Ser. C, stepped coupon zero % (5.625%, 1/1/24), 1/1/55(STP)(FWC)	B/P	600,000	420,942

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGC, 7.00%, 3/1/49	AA	1,000,000	1,134,960

NY Cnty., Tobacco Trust VI Rev. Bonds (Tobacco Settlement Pass-Through), 5.00%, 6/1/51	BBB	2,500,000	2,699,275

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6.25%, 12/1/37	Ba1	4,180,000	4,501,526

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5.00%, 2/15/41	AAA	1,600,000	1,890,336

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B1	1,500,000	1,483,095

NY State Liberty Dev. Corp. Rev. Bonds (7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,125,330

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,443,150
Class 1, 5.00%, 11/15/44	BB-/P	8,250,000	9,306,990

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.25%, 1/1/50	Baa3	1,000,000	1,109,220
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,500,000	2,733,275
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,096,470
(American Airlines, Inc.-John F. Kennedy Intl. Arpt.), 5.00%, 8/1/31	BB-	4,750,000	5,090,908

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5.875%, 12/1/29	BB-/P	1,500,000	1,501,620

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll.
5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	2,310,000	2,562,160
5.00%, 7/1/42 (Prerefunded 7/1/22)	AAA/P	1,000,000	1,203,110

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	2,100,000	2,420,208

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5.50%, 5/1/42	BB+	2,750,000	3,172,455

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB-	500,000	500,310

			49,678,850
North Carolina (1.5%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds
(Meredith College), Ser. A, 6.00%, 6/1/31	BBB	970,000	1,028,229
(Meredith College ), Ser. A, 6.00%, 6/1/31 (Prerefunded 6/1/18)	AAA/P	30,000	32,381

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6.125%, 11/1/38 (Prerefunded 11/1/18)	A-/F	450,000	495,900

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds
(Pennybyrn at Maryfield, Inc.), 5.00%, 10/1/35	BB/P	625,000	682,956
(Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	1,000,000	1,168,060

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6.00%, 4/1/38	BB/P	3,500,000	3,613,085
(Salemtowne), 5.25%, 10/1/37	BB/P	3,750,000	4,157,663
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	1,500,000	1,625,955
(Southminister, Inc.), 5.00%, 10/1/37(FWC)	BB/P	1,000,000	1,098,140
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	1,074,240
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/35	BBB/F	500,000	575,910

			15,552,519
Ohio (4.8%)

American Muni. Pwr., Inc. Rev. Bonds (Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A2	3,000,000	3,461,850

American Muni. Pwr., Inc. Rev. Bonds (Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	2,075,000	2,403,535

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	2,000,000	1,994,600
Ser. A-3, 6.25%, 6/1/37	B-	3,300,000	3,192,387
Ser. A-2, 6.00%, 6/1/42	B3	2,500,000	2,371,775
Ser. A-2, 5.875%, 6/1/47	B3	7,000,000	6,589,240
Ser. A-2, 5.875%, 6/1/30	B-	6,055,000	5,721,914
Ser. A-2, 5.75%, 6/1/34	B-	3,925,000	3,653,940

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB-	3,000,000	3,440,010

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	250,000	269,028
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	1,300,000	1,416,285

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	500,000	612,555

OH State Air Quality Dev. Auth. Mandatory Put Bonds (12/3/18) (First Energy Generation Corp.), Ser. A, 3.75%, 12/1/23	Ba2	500,000	469,070

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5.625%, 10/1/19	Baa3	1,000,000	1,086,310

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5.00%, 7/1/44 (Prerefunded 7/1/20)	A1	4,850,000	5,526,866

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	900,000	1,038,258

OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation), Ser. C, 4.00%, 6/1/33	Ba2	2,500,000	2,281,950

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.), 5.00%, 2/15/34	A2	800,000	927,368

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	2,225,000	2,518,989
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB/F	235,000	257,929

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	1,355,000	1,546,583

			50,780,442
Oklahoma (0.5%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5.00%, 4/1/33	BB-/P	1,070,000	1,114,694

Tulsa, Muni. Arpt. Trust Mandatory Put Bonds (6/1/25) (American Airlines, Inc.), 5.00%, 6/1/35	BB-	1,750,000	2,026,553

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	2,000,000	2,248,140

			5,389,387
Oregon (0.4%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	1,000,000	1,126,590

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	1,800,000	1,984,698

Yamhill Ctny., Hosp. Auth. Rev. Bonds (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/46	BB/P	750,000	816,330

			3,927,618
Pennsylvania (2.7%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	765,000	862,247
(Chatham U.), Ser. A, 5.00%, 9/1/35	BBB	1,000,000	1,114,560
(Chatham U.), Ser. A, 5.00%, 9/1/30	BBB	1,500,000	1,706,505

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 5.75%, 8/1/42	B	1,000,000	902,920

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	682,506

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 5.00%, 1/1/38	BBB+/F	1,900,000	2,099,291

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/35	A+	525,000	613,741

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	800,000	891,944

Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds (Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,500,000	1,632,870

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6.50%, 7/1/40	BB-/P	3,000,000	3,057,930
6.375%, 7/1/30	BB-/P	1,375,000	1,402,981

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5.25%, 4/1/30	BBB	1,530,000	1,661,488

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	2,000,000	2,195,600

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7.00%, 7/1/32	B/P	1,200,000	1,306,104

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB	1,000,000	1,127,300

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43	Baa3	1,000,000	1,139,020
(Indiana U.), Ser. A, 5.00%, 7/1/32	BBB+	500,000	563,335

PA State Tpk. Comm. Rev. Bonds, Ser. A-1, 5.00%, 12/1/41	A1	1,000,000	1,149,230

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6.00%, 8/1/35	BBB	2,175,000	2,368,923

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6.50%, 1/1/38	Baa3	2,000,000	2,089,620

			28,568,115
Puerto Rico (1.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.625%, 5/15/43	Ba2	1,495,000	1,495,030

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5.75%, 7/1/41 (In default)(NON)	Caa3	5,000,000	3,193,750

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6.75%, 7/1/36 (In default)(NON)	Caa3	2,500,000	1,540,625

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5.375%, 8/1/39	Ca	1,370,000	724,388
NATL, zero %, 8/1/43	AA-	15,000,000	3,398,700

			10,352,493
Rhode Island (0.6%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/26	BBB+	2,000,000	2,402,980
5.00%, 5/15/25	BBB+	500,000	597,640

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,136,080

			6,136,700
South Carolina (1.2%)

SC State Pub. Svc. Auth. Rev. Bonds, Ser. A
5.50%, 12/1/54	AA-	6,000,000	7,094,580
5.00%, 12/1/50	AA-	2,000,000	2,281,020

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. E, 5.25%, 12/1/55	AA-	2,500,000	2,933,200

			12,308,800
South Dakota (0.1%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5.00%, 11/1/35	A1	755,000	864,936

			864,936
Tennessee (0.2%)

Chattanooga Hlth. Edl. & Student Hsg. Fac. Board Rev. Bonds (CDFI Phase I, LLC), 5.00%, 10/1/35	BBB	700,000	809,333

Metro. Govt. Nashville & Davidson Ctny. Hlth. & Edl. Fac. Board Rev. Bonds (Vanderbilt U. Med. Ctr.), Ser. A, 5.00%, 7/1/40	A3	900,000	1,048,734

			1,858,067
Texas (10.4%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	931,439

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,571,167

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	3,850,000	4,074,070

Central TX Regl. Mobility Auth. Rev. Bonds , 5.00%, 1/1/46	BBB+	750,000	848,160

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6.00%, 8/15/33	BBB	500,000	592,835
5.00%, 8/15/32	BBB	2,100,000	2,331,987
Ser. B, 5.00%, 8/15/27	BBB	375,000	448,706

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	2,000,000	2,346,720

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37(FWC)	BB+/F	1,000,000	1,096,830

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
(The Methodist Hosp.), Ser. C-1, 0.54%, 12/1/24	A-1+	7,500,000	7,500,000
(Texas Med. Ctr.), Ser. B-1, 0 1/2s, 9/1/31	VMIG1	930,000	930,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6.50%, 7/15/30	BB-	3,200,000	3,679,808
Ser. B-1, 5.00%, 7/15/35	BB-	200,000	220,274
Ser. B-1, 5.00%, 7/15/30	BB-	2,650,000	2,999,933
(United Airlines, Inc.), 4.75%, 7/1/24	BB-	4,200,000	4,757,466

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,445,323
5.00%, 2/15/32	BBB	2,250,000	2,560,140

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	2,450,000	2,803,976
6.25%, 8/15/39 (Prerefunded 8/15/19)	BBB	2,375,000	2,710,018

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	Baa1	4,850,000	5,413,667

Lower CO River Auth. Rev. Bonds, Ser. D, 5.00%, 5/15/32	A	2,000,000	2,345,160

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	Baa1	2,400,000	2,657,112
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	Baa1	3,000,000	3,434,550

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	702,128
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,111,425
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	501,720
(NCCD College Station Properties, LLC), Ser. A, 5.00%, 7/1/47	Baa3	1,000,000	1,090,890
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	555,120
(MRC Crestview ), 5.00%, 11/15/36	BB+/F	350,000	390,996
(CHF-Collegiate Student Hsg. Corpus Christi II, LLC-Texas A&M), Ser. A, 5.00%, 4/1/36	Baa3	355,000	391,089
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/34	Baa3	750,000	856,485
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	1,605,000	1,867,803

North East TX, Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/41	Baa2	1,350,000	1,547,343

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5.125%, 12/1/42	BBB-	2,500,000	2,770,925

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA+	3,000,000	1,280,820

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	5,300,000	6,897,049
(Toll 2nd Tier), Ser. F, 5.75%, 1/1/38 (Prerefunded 1/1/18)	A2	870,000	918,929
Ser. A, 5.00%, 1/1/39	A1	3,250,000	3,775,623

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	830,000	975,267
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	162,000	243
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	2,766,000	4,149
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	1,833,000	2,750
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	317,000	476
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	4,122,000	6,183

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	385,000	472,149

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8.25%, 11/15/44	B+/P	2,050,000	2,213,180
(Air Force Village), 6.375%, 11/15/44 (Prerefunded 11/15/19)	BB+/F	4,000,000	4,632,960
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5.50%, 11/15/45	BB/F	1,500,000	1,658,370

Travis Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A
5.25%, 8/15/42	BB+	810,000	854,356
5.00%, 8/15/27	BB+	500,000	540,290

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	4,500,000	5,312,475
(NTE Mobility), 6.875%, 12/31/39	Baa2	3,350,000	3,918,529

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	1,500,000	1,641,735
5.00%, 12/31/50	Baa3	250,000	275,660

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5.50%, 9/1/29 (Prerefunded 9/1/19)	BBB	1,000,000	1,123,650

			110,990,108
Utah (0.6%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.53s, 5/15/37	VMIG1	6,300,000	6,300,000

			6,300,000
Vermont (0.1%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5.00%, 12/1/35	A3	1,000,000	1,167,210

			1,167,210
Virginia (2.1%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5.00%, 1/1/31	BB/P	575,000	578,968

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5.00%, 10/1/45	BBB/F	1,500,000	1,678,230

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	532,335

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6.25%, 12/1/38	B-/P	1,450,000	1,432,136

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc. ), Ser. A, 5.00%, 10/1/36	BBB/F	350,000	399,956

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5.50%, 1/1/37	BB+/P	1,460,000	1,471,242

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	855,000	901,367

Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Mary Washington Healthcare), 5.00%, 6/15/36	Baa1	1,000,000	1,143,500

Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31(FWC)	BB/P	1,500,000	1,668,600

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	2,100,000	2,433,963
(95 Express Lanes, LLC), 5.00%, 1/1/40	BBB-	4,500,000	4,809,420

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	5,100,000	5,702,004

			22,751,721
Washington (1.6%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BB+	700,000	754,061

Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,204,620

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5.625%, 10/1/40	Baa1	1,600,000	1,759,856

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	3,000,000	3,468,030
(Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,406,832
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	1,620,000	1,645,207

WA State Hsg. Fin. Comm. Rev. Bonds (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	609,316

WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Heron's Key Oblig. Group), Ser. A, 7.00%, 7/1/50	B-/P	1,000,000	1,066,670
(Bayview Manor Homes ), Ser. A, 5.00%, 7/1/46	BB+/P	2,025,000	2,162,396
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB+/F	2,200,000	2,396,526

			17,473,514
West Virginia (0.2%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	2,330,000	2,437,902

			2,437,902
Wisconsin (1.9%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5.00%, 7/1/32	BBB-	1,500,000	1,648,515

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB	800,000	893,488
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB	3,500,000	3,739,540

Pub. Fin. Auth. Exempt Fac. Rev. Bonds (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	747,236

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,550,000	1,837,029
(St. Johns Cmntys. Inc.), Ser. A, 7.25%, 9/15/29 (Prerefunded 9/15/19)	AAA/F	1,000,000	1,174,620
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	3,000,000	3,379,230
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB+/F	750,000	806,288
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	851,730

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,105,140
5.75%, 11/15/44	BB-/P	500,000	545,960
5.50%, 11/15/34	BB-/P	1,685,000	1,833,027

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,615,545

			20,177,348

Total municipal bonds and notes (cost $957,009,679)			$1,046,713,963

PREFERRED STOCKS (1.1%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		5,025,000	$5,326,500

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	6,240,000

Total preferred stocks (cost $11,025,000)			$11,566,500

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		400	$991,752

Total unitized trust (cost $1,206,477)			$991,752

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	8,657

Total common stocks (cost $8,077,612)			$8,657

TOTAL INVESTMENTS

Total investments (cost $977,318,768)(b)			$1,059,280,872

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,063,097,919.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $976,368,172, resulting in gross unrealized appreciation and depreciation of $101,970,776 and $19,058,076, respectively, or net unrealized appreciation of $82,912,700.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	26.2%
	Transportation	12.7
	Prerefunded	10.5

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$8,657	$—	$—
Total common stocks	8,657	—	—
Municipal bonds and notes	—	1,046,682,003	31,960
Preferred stocks	—	11,566,500	—
Unitized trust	—	—	991,752

Totals by level	$8,657	$1,058,248,503	$1,023,712

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016